Rule 497(e)

Registration Nos. 333-174332 and 811-22559

FIRST TRUST EXCHANGE-TRADED FUND IV
(the “Trust”)

FIRST TRUST ENHANCED SHORT MATURITY ETF
(the “Fund”)

SUPPLEMENT TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 31, 2020

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, effective March 31, 2020, Christina L. Fletcher will no longer serve as a part of the Fund’s portfolio management team.

PLEASE KEEP THIS SUPPLEMENT WITH THE FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE